Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 6,724,313	$ 5,547,502	$ 6,148,029
Mineral interest purchase option	10,707,362	7,101,619	5,068,605
Other deferred tax assets	454,499	1,453,133	3,600,101
Valuation allowance	(17,886,174)	(14,115,010)	(14,832,531)
Unrealized foreign exchange loss		12,756	15,796
Total